Segment reporting - Consolidated income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Profit (loss) [abstract]
Sales	$ 1,741,693	$ 1,576,037	[1]	$ 1,316,590	[1]
Cost of sales	(1,043,395)	(1,043,412)	[1]	(818,736)	[1]
Other operating income	18,199	26,215	[1]	15,751	[1]
Staff costs	(301,963)	(296,399)	[1]	(205,869)	[1]
Other operating expense	(239,926)	(243,946)	[1]	(200,296)	[1]
Depreciation and amortization charges, operating allowances and write-downs	(104,529)	(125,677)	[1]	(67,050)	[1]
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	70,079	(107,182)	[1]	40,390	[1]
Impairment losses	(30,957)	(268,089)	[1]	(52,042)	[1]
Net gain due to changes in the value of assets	7,504	1,891	[1]	(912)	[1]
(Loss) gain on disposal of non-current assets	(4,316)	340	[1]	(2,214)	[1]
Other (loss) gain	(2,613)	(40)	[1]	(347)	[1]
Operating (loss) profit	39,697	(373,080)	[1]	(15,125)	[1]
Finance income	3,708	1,536	[1]	1,096	[1]
Finance costs	(65,412)	(30,251)	[1]	(30,405)	[1]
Financial derivative loss	(6,850)
Exchange differences	8,214	(3,513)	[1]	35,904	[1]
Loss before tax	(20,643)	(405,308)	[1]	(8,530)	[1]
Income tax benefit (expense)	14,821	46,695	[1]	(49,942)	[1]
Loss for the year	(5,822)	(358,613)	[1]	(58,472)	[1]
Loss (profit) attributable to non-controlling interests	5,144	20,186	[1]	15,204	[1]
Loss attributable to the Parent	(678)	(338,427)	[1]	(43,268)	[1]
Eliminations
Profit (loss) [abstract]
Sales	(65,353)	(127,199)		(217,453)
Cost of sales	65,650	132,904		221,597
Other operating income	(15,670)	(8,190)		(43,656)
Staff costs	(220)	239		3
Other operating expense	16,158	5,727		39,431
Depreciation and amortization charges, operating allowances and write-downs	9	(2,867)		(376)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	574	614		(454)
Impairment losses	(16)	(6,617)
Net gain due to changes in the value of assets	282	(5)		1
(Loss) gain on disposal of non-current assets	57	(127)		(1)
Other (loss) gain	13,616	35,129		31,379
Operating (loss) profit	14,513	28,994		30,925
Finance income	(195,138)	(17,399)		(40,486)
Finance costs	35,108	9,205		8,066
Exchange differences	(66)	(57)
Loss before tax	(145,583)	20,743		(1,495)
Income tax benefit (expense)	(294)	2,625		(2,602)
Loss for the year	(145,877)	23,368		(4,097)
Loss (profit) attributable to non-controlling interests	(24)	1,552		6,061
Loss attributable to the Parent	(145,901)	24,920		1,964
Electrometallurgy - North America
Profit (loss) [abstract]
Sales	541,143	521,192		10,062
Cost of sales	(303,096)	(325,254)		(6,200)
Other operating income	2,701	362		17
Staff costs	(90,802)	(82,032)		(1,983)
Other operating expense	(68,537)	(64,606)		(276)
Depreciation and amortization charges, operating allowances and write-downs	(66,789)	(73,530)		(1,183)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	14,620	(23,868)		437
Impairment losses	(30,618)	(193,000)
(Loss) gain on disposal of non-current assets	(3,718)
Operating (loss) profit	(19,716)	(216,868)		437
Finance income	448	1		6
Finance costs	(4,567)	(3,249)		(109)
Exchange differences	(191)	(438)		(44)
Loss before tax	(24,026)	(220,554)		290
Income tax benefit (expense)	29,386	9,982
Loss for the year	5,360	(210,572)		290
Loss (profit) attributable to non-controlling interests	4,734	6,044		(41)
Loss attributable to the Parent	10,094	(204,528)		249
Electrometallurgy - Europe
Profit (loss) [abstract]
Sales	1,083,200	949,547		1,174,968
Cost of sales	(690,589)	(672,026)		(811,114)
Other operating income	12,681	25,908		52,211
Staff costs	(147,595)	(132,440)		(148,652)
Other operating expense	(107,130)	(118,269)		(142,867)
Depreciation and amortization charges, operating allowances and write-downs	(27,404)	(31,730)		(35,255)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	123,163	20,990		89,291
Impairment losses		(1,077)
(Loss) gain on disposal of non-current assets	301			1,468
Other (loss) gain	(13,604)	(32,655)		(40,983)
Operating (loss) profit	109,860	(12,742)		49,776
Finance income	6,733	11,551		36,206
Finance costs	(40,106)	(16,540)		(19,287)
Exchange differences	5,938	2,436		8,617
Loss before tax	82,425	(15,295)		75,312
Income tax benefit (expense)	(26,031)	(10,505)		(22,953)
Loss for the year	56,394	(25,800)		52,359
Loss (profit) attributable to non-controlling interests	(370)	(93)		(61)
Loss attributable to the Parent	56,024	(25,893)		52,298
Electrometallurgy - South Africa
Profit (loss) [abstract]
Sales	122,504	142,160		219,890
Cost of sales	(81,744)	(99,124)		(134,978)
Other operating income	2,868	3,422		5,070
Staff costs	(23,495)	(23,589)		(24,663)
Other operating expense	(24,462)	(28,834)		(29,237)
Depreciation and amortization charges, operating allowances and write-downs	(5,788)	(4,732)		(7,744)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	(10,117)	(10,697)		28,338
Impairment losses		(8,147)
Net gain due to changes in the value of assets	7,222	1,896		1,336
(Loss) gain on disposal of non-current assets	(138)	21
Operating (loss) profit	(3,033)	(16,927)		29,674
Finance income	404	744		501
Finance costs	(7,361)	(6,038)		(5,015)
Exchange differences	(1,197)	(2,164)		2,498
Loss before tax	(11,187)	(24,385)		27,658
Income tax benefit (expense)	2,068	4,433		(7,807)
Loss for the year	(9,119)	(19,952)		19,851
Loss (profit) attributable to non-controlling interests	(147)	856		226
Loss attributable to the Parent	(9,266)	(19,096)		20,077
Other segments
Profit (loss) [abstract]
Sales	60,199	90,337		129,123
Cost of sales	(33,616)	(79,912)		(88,041)
Other operating income	15,619	4,713		2,109
Staff costs	(39,851)	(58,577)		(30,574)
Other operating expense	(55,955)	(37,964)		(67,347)
Depreciation and amortization charges, operating allowances and write-downs	(4,557)	(12,818)		(22,492)
Operating profit (loss) before impairment losses, net gains/losses due to changes in the value of assets, gains/losses on disposals of non-current assets and other gains and losses	(58,161)	(94,221)		(77,222)
Impairment losses	(323)	(59,248)		(52,042)
Net gain due to changes in the value of assets				(2,249)
(Loss) gain on disposal of non-current assets	(818)	446		(3,681)
Other (loss) gain	(2,625)	(2,514)		9,257
Operating (loss) profit	(61,927)	(155,537)		(125,937)
Finance income	191,261	6,639		4,869
Finance costs	(48,486)	(13,629)		(14,060)
Financial derivative loss	(6,850)
Exchange differences	3,730	(3,290)		24,833
Loss before tax	77,728	(165,817)		(110,295)
Income tax benefit (expense)	9,692	40,160		(16,580)
Loss for the year	87,420	(125,657)		(126,875)
Loss (profit) attributable to non-controlling interests	951	11,827		9,019
Loss attributable to the Parent	$ 88,371	$ (113,830)		$ (117,856)

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.